Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	31 March
(Millions of US dollars)	2023	2022
Senior unsecured notes:
Principal amount 3.625% notes due 2026 (€400.0 million)	$436.1	$446.4
Principal amount 5.000% notes due 2028	400.0	400.0
Total	836.1	846.4

Unsecured revolving credit facility	230.0	40.0

Unamortized debt issuance costs:	(7.1)	(9.1)
Total Long-term debt	$1,059.0	$877.3

Weighted average interest rate of Long-term debt	4.7%	4.2%
Weighted average term of available Long-term debt	4.0 years	5.0 years

Fair value of Senior unsecured notes (Level 1)	$785.2	$845.1